CONDENSED STATEMENTS OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
Operating and formation costs		$ 5,000	$ 900,417				$ 2,494,910
Loss from operations			(900,417)				(2,494,910)
Other income:
Interest earned on marketable securities held in Trust Account			2,664				14,497
Total other income			2,664				14,497
Net loss		$ (5,000) [1]	$ (897,753)	$ (1,433,894)	$ (148,766)		$ (2,480,413)
Weighted average shares outstanding, shares subject to possible redemption, basic and diluted		4,500,000
Basic and diluted net (loss) per share, shares subject to possible redemption	[2]	$ 0.00
Class A Ordinary Shares Not Subject to Redemption
Other income:
Weighted average shares outstanding, shares subject to possible redemption, basic and diluted			614,000	614,000	416,156	515,624	548,777
Basic and diluted net (loss) per share, shares subject to possible redemption			$ (0.03)	$ (0.05)	$ 0.01	$ (0.07)	$ (0.10)
Class A Ordinary Shares Subject to Redemption
Other income:
Weighted average shares outstanding, shares subject to possible redemption, basic and diluted			20,700,000	20,700,000	14,030,000	17,383,425	18,501,099
Basic and diluted net (loss) per share, shares subject to possible redemption			$ (0.03)	$ (0.05)	$ (0.01)	$ (0.07)	$ (0.10)
Class B Ordinary Shares
Other income:
Weighted average shares outstanding, shares subject to possible redemption, basic and diluted			5,175,000	5,175,000	4,957,500	5,066,851	5,103,297
Basic and diluted net (loss) per share, shares subject to possible redemption			$ (0.03)	$ (0.05)	$ (0.01)	$ (0.07)	$ (0.10)
Class B Ordinary Shares Not Subject to Redemption
Other income:
Weighted average shares outstanding, shares subject to possible redemption, basic and diluted			5,175,000				5,103,297
Basic and diluted net (loss) per share, shares subject to possible redemption			$ (0.03)				$ (0.10)

[1]	Included an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.
[2]	Excluded an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.